UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler & Company, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number: 28-1384

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 1, 2003

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   41

FORM 13F INFORMATION TABLE VALUE TOTAL:   $117,405,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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
                                                     FORM 13F INFORMATION TABLE
                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY COM                 COM              88579Y101     3152    45630 SH       SOLE                    41230        0     4400
ALCOA INC COM                  COM              013817101     3739   142925 SH       SOLE                   128875        0    14050
BANK NEW YORK INC COM          COM              064057102     3978   136647 SH       SOLE                   123197        0    13450
BP AMOCO ADS                   COM              055622104      200     4762 SH       SOLE                     4762        0        0
BRISTOL MYERS SQUIBB           COM              110122108     4499   175327 SH       SOLE                   160227        0    15100
CATERPILLAR, INC.              COM              149123101     4062    59007 SH       SOLE                    53407        0     5600
CITIGROUP INC.                 COM              172967101     6041   132732 SH       SOLE                   120232        0    12500
CONAGRA INC COM                COM              205887102     3108   146320 SH       SOLE                   131770        0    14550
CONOCOPHILLIPS COM             COM              20825C104     3474    63460 SH       SOLE                    57360        0     6100
CONSOLIDATED EDISON INC COM    COM              209115104     3135    76910 SH       SOLE                    69560        0     7350
DOW CHEMICAL COMPANY           COM              260543103     3850   118315 SH       SOLE                   107215        0    11100
DU PONT E.I. DE NEMOURS        COM              263534109     3090    77222 SH       SOLE                    69622        0     7600
EMERSON ELECTRIC CO.           COM              291011104     2890    54885 SH       SOLE                    49785        0     5100
EXELON CORP                    COM              30161N101     3427    53975 SH       SOLE                    48525        0     5450
EXXON MOBIL CORP               COM              30231G102     5175   141401 SH       SOLE                   132601        0     8800
GENERAL ELECTRIC CO            COM              369604103     3410   114390 SH       SOLE                   103090        0    11300
GENERAL MILLS, INC.            COM              370334104     3396    72155 SH       SOLE                    64705        0     7450
GENERAL MOTORS CORP.           COM              370442105     3980    97240 SH       SOLE                    87640        0     9600
HEWLETT PACKARD COMPANY        COM              428236103     3873   200070 SH       SOLE                   175420        0    24650
HONEYWELL INTERNATIONAL, INC.  COM              438516106     3630   137779 SH       SOLE                   124129        0    13650
J.P. MORGAN CHASE & CO         COM              46625H100     5620   163695 SH       SOLE                   146345        0    17350
JOHNSON & JOHNSON              COM              478160104      202     4080 SH       SOLE                     4080        0        0
KERR MCGEE CORP COM            COM              492386107     1818    40720 SH       SOLE                    36170        0     4550
KIMBERLY-CLARK CORP            COM              494368103     3351    65300 SH       SOLE                    59050        0     6250
LINCOLN NATIONAL CORP          COM              534187109      304     8600 SH       SOLE                     8600        0        0
MARSH & MCLENNAN COS.          COM              571748102      286     6000 SH       SOLE                     6000        0        0
MCGRAW COS. INC.               COM              580645109      721    11600 SH       SOLE                    11600        0        0
MERCK & COMPANY, INC.          COM              589331107     3178    62772 SH       SOLE                    57472        0     5300
NATIONAL FUEL GAS CO N J COM   COM              636180101     4174   182680 SH       SOLE                   164580        0    18100
PFIZER, INC.                   COM              717081103      458    15070 SH       SOLE                    15070        0        0
PNC FINANCIAL SERVICES GROUP   COM              693475105      528    11100 SH       SOLE                    11100        0        0
PROCTER & GAMBLE COMPANY       COM              742718109     3159    34030 SH       SOLE                    30780        0     3250
PUBLIC SERVICE ENTERPRS        COM              744573106      589    14025 SH       SOLE                    14025        0        0
SBC COMMUNICATIONS INC         COM              78387G103     3256   146355 SH       SOLE                   132205        0    14150
SOUTHERN CO COM                COM              842587107     3181   108380 SH       SOLE                    97630        0    10750
U S BANCORP                    COM              902973304     4182   174342 SH       SOLE                   155892        0    18450
UNION PAC CORP COM             COM              907818108     2068    35548 SH       SOLE                    32198        0     3350
VERIZON COMMUNICATIONS         COM              92343V104      509    15676 SH       SOLE                    15676        0        0
WELLS FARGO NEW                COM              949746101     2837    55097 SH       SOLE                    49047        0     6050
WEYERHAEUSER CO.               COM              962166104     3982    68135 SH       SOLE                    62135        0     6000
WYETH                          COM              983024100      893    19380 SH       SOLE                    19380        0        0
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